SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
6.	SUPPLEMENTAL CASH FLOW INFORMATION

For purposes of the consolidated statement of cash flows, the Company considers all highly liquid temporary investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The Cash Flow Statement has been prepared using the indirect method, which requires a series of adjustments to reconcile net income for the period to net cash flows from operating activities.

Non-cash investing and financing activities for the years ended December 31, 2022, 2021 and 2020 are presented below:

	2022	2021	2020
Unpaid acquisition of PPE	1,846,947	1,856,040	895,394
Principal payment of financial lease (1)	901,526	1,163,922	561,495
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.

Note 13 to these consolidated financial statements includes a reconciliation between the initial and final balance of the financial liabilities arising from financing activities.